Subsequent Events (Details) - USD ($)					1 Months Ended
	Oct. 19, 2018	May 10, 2018	Feb. 06, 2018	Jan. 08, 2018	Oct. 22, 2018	Jan. 21, 2018	Sep. 30, 2018	Mar. 01, 2018	Feb. 28, 2018	Feb. 22, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Registration statement, description		The Company filed an amendment to the S-1 Registration Statement, for the purpose of registering (i) 922,330 shares of Common Stock that were outstanding as of that date; and (ii) 338,945 shares of Common Stock which are issuable upon conversion of the 2016 Loan and/or the 2017 Loan. The S-1 Registration Statement was declared effective by the SEC on July 12, 2018.	(i) 2,218,794 shares Common Stock; (ii) 1,396,428 shares of Common Stock which are issuable upon conversion of 2016 Loan and 2017 Loan; (iii) 1,534,626 shares of Common Stock which are issuable upon the exercise of certain investment rights granted by us to such selling stockholders and (iv) 904,036 shares of Common Stock which are issuable upon exercise of warrants issued by us to these selling stockholders.
Common stock shares issued							5,362,550				4,350,608	3,023,043
Purchase warrants shares of common stock							788,658		575,134
Exercise price of warrants							$ 1,148	$ 900,000
Subsequent Events [Member]
Subsequent Events (Textual)
Memorandum of understanding, description				(i) the license for each Additional Territory shall be conditional on signing a specific license agreement for each Additional Territory that shall include the basic terms and conditions set forth in the MOU, including reaching minimum sales targets in such Additional Territory pursuant to a formula set forth in the MOU; (ii) for each Additional Territory, both Wize Israel and the local distributor shall be responsible to pay Resdevco a minimum per product fee in accordance with a formula set forth in the MOU and the agreement with the distributor shall be subject to Resdevco's prior approval (which shall not be unreasonably withheld); (iii) if Resdevco introduces Wize Israel to a distributor in any Additional Territory, Wize Israel will enter good faith negotiations with such distributor and, if Wize Israel does not reach an agreement with such distributor, Resdevco may enter into a distribution agreement with such distributor, in which case, Wize Israel will provide the services it typically provides to its other distributors in consideration for a portion of the royalties payable to Resdevco; and (iv) the license granted under the MOU is for an initial term of 5 years and, thereafter, automatically renews for additional terms of 5 years each, subject to full compliance with the terms set forth in the MOU and as long as the License Agreement is in effect. The MOU also provides that it shall be in effect until a definitive agreement reflecting the terms of the MOU is executed, which the parties committed to exercise their best efforts to do within three months.
Royalty payment, description						Resdevco provided a notice to Wize Israel and the Subsidiary agreeing to postpone Wize Israel's minimum royalty payment obligation of $150 with respect to the United States pursuant to the License Agreement (the "2018 Payment") from January 1, 2018 to July 29, 2018, provided that Resdevco would be entitled to offset any amounts owed by Resdevco to Wize Israel against the 2018 Payment.
Exercise price of warrants					$ 1,000
Legal expenses					50,000
Non-accountable expense allowance					$ 30,000
Maturity date, description	(i) 2016 Loan Agreement, and (ii) 2017 Loan Agreement, was amended to be the earliest of (a) 90 days following the date that the registration statement the Company will file under the Registration Rights Agreement covering the resale of all common stock, issued pursuant to the Purchase Agreement, and issuable upon conversion of the Series A Preferred Stock and exercise of the Warrants, are registered for resale for investors who are not a party to the Loan Agreements Amendment, (b) 90 days following the date on which all securities issued to investors under the Purchase Agreement are no longer deemed registrable securities under the Registration Rights Agreement, and (c) one year following the closing under the Purchase Agreement. In addition, pursuant to the Amendment, the expiration date of the investment right under the 2016 Loan Agreement and the 2017 Loan Agreement was amended to be 180 days after the Loan Agreements Maturity Date.
Purchase agreement, description					The Company granted to the investors thereunder, for a period of three years from the closing date of the Purchase Agreement, a right of participation of up to an aggregate of 35% in any subsequent offering of the Company, subject to certain exceptions.
Warrant term, description					The Series A Warrants, when issued, will have a term of 5 years from issuance, and the Series B Warrants will have a term that expires 20 days following the later of (i) the public announcement of Phase II clinical data for LO2A and (ii) six months following the issuance date, provided that, for each day after the issuance date that an Equity Conditions Failure (as defined in the Series B Warrants) has occurred, the expiration date of the Series B Warrants will be extended by one day.
Trading activities, description					During the period commencing upon execution of the Purchase Agreement, and expiring on the trading day immediately following the date that the Company has raised, beginning after the issuance date of the Warrants, at least $10 million in gross proceeds from the issuance of the Company's securities, the Company issues or sells common stock (or securities convertible into or exercisable into common stock) at a purchase price (or conversion or exercise price, as applicable) lower than the exercise price of the Warrants, than the exercise price of the Warrants will be reduced to such lower price, subject to certain exceptions.
Purchase of warrants					267,000
Equal of shares of common stock sold					6.00%
Subsequent Events [Member] | Series A Preferred Stock [Member]
Subsequent Events (Textual)
Purchase agreement, description					(i) 150 days following the date that all of the common stock, issued pursuant to the Purchase Agreement, and issuable upon conversion of the Series A Preferred Stock and exercise of the Warrants, are registered for resale, (ii) six months after the date that a non-affiliate investor under the Purchase Agreement may first sell securities purchased thereunder under Rule 144, (iii) 120 days following the listing of the common stock on a Qualified Market (as defined below) and (iv) the first trading day that the weighted average price of the common stock exceeds $5.00 per share for 10 consecutive trading days.
Subsequent Events [Member] | Series A Preferred Stock [Member] | Private Placement [Member]
Subsequent Events (Textual)
Purchase agreement, description					(i) 3,100,000 shares of common stock, for a purchase price of $1.00 per share, and (ii) 1,350 shares of newly created Series A Preferred Stock (each convertible into 1,000 shares of common stock), for a purchase price of $1,000 per share, for aggregate gross proceeds under the Purchase Agreement of $4,450. The Company also agreed to issue to the investors Series A warrants (the "Series A Warrants") to purchase an aggregate of 4,450,000 shares of common stock (equal to 100% of the shares of common stock sold (on an as-converted basis with respect to shares of Series A Preferred Stock)), and Series B warrants (the "Series B Warrants, and together with the Series A Warrants, the "Warrants"), to purchase an aggregate of 4,450,000 shares of common stock (equal to 100% of the shares of common stock sold (on an as-converted basis with respect to shares of Series A Preferred Stock)). The Series A Warrants will have an exercise price of $1.10 per share, and the Series B Warrants will have an exercise price of $1.00 per share.
Subsequent Events [Member] | Series A Certificate of Designations [Member]
Subsequent Events (Textual)
Preferred stock, designated					1,350
Preferred stock stated value					$ 1,000
Shares of common stock, dividing					$ 1,000
Conversion price					$ 1.00
Converted instrument, shares					1,000
Subsequent Events [Member] | Investor [Member]
Subsequent Events (Textual)
Ownership, percentage					9.99%
Liquidated damages to investors, description					The Company shall pay to each investor cash equal to 2% of such investor's total purchase price on the dates of each deficiency and on the 30th day after such deficiencies until such deficiencies are cured, up to a maximum of 10% of the purchase price.
Subsequent Events [Member] | Investor [Member] | Series A Certificate of Designations [Member]
Subsequent Events (Textual)
Ownership, percentage					9.99%
Subsequent Events [Member] | Beneficial owner [Member]
Subsequent Events (Textual)
Ownership, percentage					4.99%
Subsequent Events [Member] | Beneficial owner [Member] | Series A Certificate of Designations [Member]
Subsequent Events (Textual)
Ownership, percentage					4.99%
Subsequent Events [Member] | Think Equity [Member]
Subsequent Events (Textual)
Equity fee, percentage					8.00%
Subsequent Events [Member] | Mesodi [Member]
Subsequent Events (Textual)
Purchase of warrants					89,000
Fee amount					$ 89,000
Subsequent Events [Member] | 2018 Plan [Member] | Board of Directors [Member]
Subsequent Events (Textual)
Common stock shares issued										435,052